1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

May 30, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	StepStone Private Venture and Growth Fund

Investment Company Act File No: 811-23786

Securities Act File: 333-279426

Ladies and Gentlemen:

On behalf of StepStone Private Venture and Growth Fund (the “Fund”), a closed-end management investment company, electronically transmitted for filing is Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 7 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is being made in connection with a change to the Fund’s fundamental investment policy relating to the concentration of investments, which was approved by shareholders on March 29, 2024.

Pursuant to Rule 486(a), the Fund has designated on the facing sheet to the registration statement that the Amendment become effective 60 days from the date of this filing. No fee is required in connection with this filing.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

May 30, 2024 Page 2

Sincerely,

/s/ Richard Horowitz
Richard Horowitz